Income Taxes Relating to Continuing Operations - Disclosure Of Major Components Of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax expense	$ 2	$ 0	$ (1,063)
Deferred tax expense	0	0	0
Income tax expense (benefit)	$ 2	$ 0	$ (1,063)